LEASES - Schedule of Reconciliation of Leases Arising from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease Liability
Balance at beginning of period	$ 28,862	$ 27,804	$ 18,878
Additions	14,430	11,269	16,482
Interest expense	1,661	1,022	1,050
Cash outflows	(13,831)	(11,233)	(8,606)
Balance at end of period	31,122	28,862	27,804
Current liability	10,563	9,293	9,627
Non-current liability	20,559	19,569	18,177
Total	$ 31,122	$ 28,862	27,804
Indigo, Blackbeard and Tapstone Acquisitions
Lease Liability
Additions			$ 8,062